DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED INCOME
Total	R$ 619,881	R$ 529,179	R$ 499,035
2022
DEFERRED INCOME
Total	578,945
2023
DEFERRED INCOME
Total	28,515
2024
DEFERRED INCOME
Total	2,581
2025
DEFERRED INCOME
Total	2,579
2026
DEFERRED INCOME
Total	2,539
2027 onwards
DEFERRED INCOME
Total	R$ 4,722